Property, Machinery and Equipment, Net and Assets For The Right-Of-Use, Net - Consolidated Assets For The Right-Of-Use (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of quantitative information about right-of-use assets [line items]
Net book value at beginning of period	$ 1,194
Foreign currency translation effects	(565)	$ 923
Net book value at Ending of period	1,088	1,194
Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Net book value at beginning of period	1,194	1,128
Additions of new leases	290	341
Cancellations and remeasurements, net	(42)	(29)
Divestitures and reclassifications (note 4.2)	(41)
Business combinations (note 4.1)	6
Depreciation	(260)	(193)
Foreign currency translation effects	(59)	(53)
Net book value at Ending of period	1,088	1,194
Gross carrying amount [member] | Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Net book value at beginning of period	2,612	2,399
Net book value at Ending of period	2,461	2,612
Accumulated depreciation and amortisation [member] | Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Net book value at beginning of period	(1,418)	(1,271)
Net book value at Ending of period	(1,373)	(1,418)
Land [member] | Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Net book value at beginning of period	321	297
Additions of new leases	24	36
Cancellations and remeasurements, net	(22)	(10)
Divestitures and reclassifications (note 4.2)	(34)
Business combinations (note 4.1)	6
Depreciation	(34)	(14)
Foreign currency translation effects	(16)	12
Net book value at Ending of period	245	321
Land [member] | Gross carrying amount [member] | Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Net book value at beginning of period	476	439
Net book value at Ending of period	456	476
Land [member] | Accumulated depreciation and amortisation [member] | Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Net book value at beginning of period	(155)	(142)
Net book value at Ending of period	(211)	(155)
Building [member]
Disclosure of quantitative information about right-of-use assets [line items]
Foreign currency translation effects	(77)	118
Building [member] | Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Net book value at beginning of period	122	132
Additions of new leases	76	9
Cancellations and remeasurements, net	(2)	(4)
Divestitures and reclassifications (note 4.2)	(3)
Depreciation	(36)	(32)
Foreign currency translation effects	18	17
Net book value at Ending of period	175	122
Building [member] | Gross carrying amount [member] | Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Net book value at beginning of period	356	335
Net book value at Ending of period	365	356
Building [member] | Accumulated depreciation and amortisation [member] | Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Net book value at beginning of period	(234)	(203)
Net book value at Ending of period	(190)	(234)
Machinery And Equipment [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Foreign currency translation effects	112	344
Machinery And Equipment [Member] | Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Net book value at beginning of period	737	676
Additions of new leases	171	284
Cancellations and remeasurements, net	(16)	(14)
Divestitures and reclassifications (note 4.2)	(4)
Depreciation	(177)	(135)
Foreign currency translation effects	(67)	(74)
Net book value at Ending of period	644	737
Machinery And Equipment [Member] | Gross carrying amount [member] | Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Net book value at beginning of period	1,722	1,570
Net book value at Ending of period	1,571	1,722
Machinery And Equipment [Member] | Accumulated depreciation and amortisation [member] | Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Net book value at beginning of period	(985)	(894)
Net book value at Ending of period	(927)	(985)
Other assets [member] | Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Net book value at beginning of period	14	23
Additions of new leases	19	12
Cancellations and remeasurements, net	(2)	(1)
Divestitures and reclassifications (note 4.2)	0
Depreciation	(13)	(12)
Foreign currency translation effects	6	(8)
Net book value at Ending of period	24	14
Other assets [member] | Gross carrying amount [member] | Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Net book value at beginning of period	58	55
Net book value at Ending of period	69	58
Other assets [member] | Accumulated depreciation and amortisation [member] | Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Net book value at beginning of period	(44)	(32)
Net book value at Ending of period	$ (45)	$ (44)